Operating Segments (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Summary of segmental information
Contract/Grant Revenue	$ 816,286	$ 910,597	$ 7,043,016	$ 3,224,152
Income (loss) from Operations	(1,558,267)	(1,589,909)	(10,761,349)	(7,156,542)
Amortization and Depreciation Expense	59,926	62,087	245,787	230,071
Interest Income	561	291	1,310	1,960
Stock-Based Compensation	142,025	176,662	720,150	803,060
Identifiable Assets	5,902,657		6,954,248	8,265,455
Vaccines/BioDefense [Member]
Summary of segmental information
Contract/Grant Revenue	802,314	877,045	6,756,388	3,003,822
Income (loss) from Operations	84,681	139,404	807,164	(1,666,130)
Amortization and Depreciation Expense	9,786	9,935	39,625	37,981
Stock-Based Compensation	24,592	10,450	114,920	80,432
Identifiable Assets	568,565		1,025,220	1,870,414
BioTherapeutics [Member]
Summary of segmental information
Contract/Grant Revenue	13,972	33,552	286,628	220,330
Income (loss) from Operations	(764,876)	(1,035,591)	(7,674,381)	(3,069,998)
Amortization and Depreciation Expense	48,374	49,939	199,196	190,033
Stock-Based Compensation	29,256	76,121	193,926	250,431
Identifiable Assets	161,355		204,308	386,721
Corporate [Member]
Summary of segmental information
Income (loss) from Operations	(878,072)	(693,722)	(3,894,132)	(2,420,414)
Amortization and Depreciation Expense	1,766	2,213	6,966	2,057
Interest Income	561	291	1,310	1,960
Stock-Based Compensation	88,177	$ 90,091	411,304	472,197
Identifiable Assets	$ 5,172,737		$ 5,724,720	$ 6,008,320